Related Parties Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Text Block Abstract
Schedule of compensation to related parties
	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Compensation to directors employed by the Company	616	1,041	1,122
Compensation to other key management personnel	487	444	1,245
Compensation to directors who are not employed by the Company	200	88	80

Schedule of compensation to key management personnel for work services
	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Payroll, management fees, and other short-term benefits	833	1,181	2,069
Share-based payments	270	303	297
	1,103	1,484	2,366

Schedule of balances with related parties
	December 31
	2022	2021
	U.S. dollar in thousands

Employees payable	324	414
Accounts payable	40	61
	364	475